Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	NEW COVENANT FUNDS
Central Index Key	0001070222
Amendment Flag	false
Document Creation Date	Oct. 28, 2016
Document Effective Date	Oct. 28, 2016
Prospectus Date	Oct. 31, 2016
New Covenant Growth Fund | New Covenant Growth Fund
Prospectus:
Trading Symbol	NCGFX
New Covenant Income Fund | New Covenant Income Fund
Prospectus:
Trading Symbol	NCICX
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus:
Trading Symbol	NCBGX
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus:
Trading Symbol	NCBIX